Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000017180
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 10,000	$ 9,305	$ 9,103	$ 9,699	$ 9,609	$ 9,855	$ 9,714	$ 10,233	$ 10,292	$ 10,307	$ 10,081	$ 10,276		$ 10,425	$ 10,768	$ 11,237	$ 11,276	$ 11,562	$ 11,869	$ 11,890	$ 12,240	$ 12,347	$ 12,428	$ 12,731	$ 13,089	$ 13,166	$ 14,011	$ 13,627	$ 13,328	$ 13,578	$ 14,039	$ 14,182	$ 14,609	$ 15,326	$ 15,507	$ 14,163	$ 14,210	$ 12,956	$ 14,153	$ 14,832	$ 15,255	$ 16,003	$ 15,089	$ 16,153	$ 16,436	$ 16,436	$ 16,377	$ 16,655	$ 17,398	$ 17,767	$ 18,547	$ 17,356	$ 15,666	$ 17,851	$ 19,234	$ 20,126	$ 21,543	$ 23,135	$ 22,289	$ 21,660	$ 23,572	$ 24,704	$ 24,395	$ 24,511	$ 24,762	$ 26,477	$ 25,983	$ 27,737	$ 28,700	$ 29,423	$ 27,922	$ 30,158	$ 29,935	$ 30,331	$ 27,551	$ 26,421	$ 27,267	$ 23,852	$ 23,286	$ 21,478	$ 23,977	$ 22,662	$ 20,273	$ 21,331	$ 22,397	$ 21,008	$ 22,816	$ 22,382	$ 23,875	$ 24,080	$ 25,065	$ 26,519	$ 27,288	$ 26,965	$ 25,419	$ 25,111	$ 27,957	$ 29,111	$ 30,019	$ 31,827	$ 32,512	$ 30,883	$ 32,400	$ 34,119	$ 33,750	$ 34,697	$ 35,502	$ 35,359	$ 37,480	$ 36,860	$ 37,958	$ 37,003	$ 33,909	$ 34,372	$ 37,220	$ 39,576	$ 40,802	$ 40,792	$ 41,738	$ 42,829	$ 41,931	$ 41,478
C000017184
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	10,000	9,345	9,195	9,819	9,881	10,099	10,049	10,469	10,519	10,536	10,385	10,863		11,048	11,191	11,619	11,568	11,735	11,964	11,991	12,311	12,274	12,585	12,877	13,224	13,370	14,146	13,607	13,288	13,469	13,739	13,841	14,329	14,791	14,906	13,739	13,906	12,610	13,623	14,124	14,316	14,949	13,990	14,905	15,123	14,775	15,109	15,428	15,937	16,431	16,431	15,123	13,002	14,573	15,213	15,509	16,398	17,506	16,788	16,336	18,286	19,082	19,004	19,285	20,049	21,094	21,374	21,950	22,378	22,806	21,752	23,234	22,773	23,910	22,559	22,395	23,201	21,238	21,219	19,541	21,219	20,524	18,576	20,370	21,470	20,197	21,508	20,968	21,547	21,693	21,693	23,144	24,014	23,558	22,584	22,128	24,138	25,361	25,817	27,163	28,220	26,733	28,261	28,948	29,280	29,590	30,232	29,701	31,760	30,454	31,406	30,719	28,815	28,413	30,186	31,857	32,743	33,301	34,617	35,478	35,554	35,580
C000017188
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	10,000	9,664	9,399	9,608	9,544	9,747	9,217	9,591	9,700	9,700	9,638	9,716		10,074	10,136	10,541	10,868	11,248	11,617	11,550	11,583	11,633	11,985	12,219	12,219	12,286	12,755	12,169	12,253	12,293	12,073	11,854	12,141	11,921	11,854	11,025	10,890	10,518	11,245	11,515	11,363	11,727	10,821	11,431	11,274	10,908	11,518	12,076	12,320	12,808	12,581	11,570	9,497	10,292	10,801	11,254	11,291	11,817	11,454	10,873	12,507	13,142	12,888	13,233	13,778	14,021	14,672	14,338	14,319	14,393	13,761	13,947	13,445	14,356	14,133	13,687	13,631	12,713	13,154	11,772	12,156	11,445	10,408	11,100	12,674	12,463	13,577	13,289	13,654	13,693	13,058	13,713	14,249	13,812	13,415	12,879	13,911	14,824	14,665	14,943	15,420	14,901	15,660	14,818	15,434	15,947	15,968	15,332	15,291	15,188	15,947	16,974	17,240	17,593	18,143	18,607	18,544	19,579	20,043	20,128	21,205	22,008
C000017182
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	10,000	9,172	9,028	9,780	9,795	9,907	9,406	9,933	10,011	10,123	9,691	10,045		10,157	10,390	10,537	10,640	10,840	11,010	11,170	11,369	11,303	11,747	11,756	12,040	12,191	12,682	12,059	12,068	12,095	12,356	12,377	12,367	12,562	12,280	10,789	10,757	9,691	10,594	10,920	10,822	11,191	10,354	10,996	10,916	10,480	10,652	11,134	11,467	11,754	11,467	10,480	8,506	9,424	10,294	10,433	10,873	11,546	11,325	11,430	12,832	13,795	13,841	14,490	14,687	15,251	15,320	15,483	15,460	15,704	15,146	15,751	15,134	15,856	14,529	14,401	14,483	13,342	13,215	11,745	12,805	12,310	10,953	11,787	12,720	12,042	13,257	13,088	12,805	12,775	12,473	13,492	14,497	14,066	13,148	12,401	13,564	14,999	14,511	14,971	15,531	14,494	15,392	15,011	16,290	16,184	16,427	16,092	17,249	15,864	16,214	15,438	14,996	15,086	15,912	16,821	16,772	17,614	18,143	18,093	18,672	19,118
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000	9,462	9,459	10,117	10,172	10,351	10,374	10,769	10,784	10,792	10,582	10,999		11,205	11,431	11,873	11,881	12,006	12,159	12,244	12,487	12,526	12,793	13,086	13,485	13,635	14,384	13,856	13,541	13,587	13,934	14,024	14,508	15,008	15,065	13,999	14,284	12,983	14,071	14,548	14,801	15,399	14,417	15,429	15,669	15,382	15,649	15,980	16,584	17,063	17,082	15,686	13,613	15,412	16,225	16,584	17,555	18,843	18,155	17,717	19,803	20,640	20,470	21,064	21,861	23,037	23,147	23,727	24,220	24,921	23,776	25,426	25,085	26,101	24,629	23,953	24,762	22,554	22,520	20,634	22,556	21,690	19,683	21,261	22,412	21,108	22,524	21,988	22,683	22,964	23,071	24,629	25,476	25,031	23,854	23,278	25,452	26,708	27,081	28,543	29,458	28,205	29,533	30,510	30,954	31,688	32,366	32,139	34,209	33,255	34,313	33,713	31,762	31,573	33,589	35,290	36,074	36,833	38,110	38,932	39,027	39,030
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000	9,462	9,459	10,117	10,172	10,351	10,374	10,769	10,784	10,792	10,582	10,999		11,205	11,431	11,873	11,881	12,006	12,159	12,244	12,487	12,526	12,793	13,086	13,485	13,635	14,384	13,856	13,541	13,587	13,934	14,024	14,508	15,008	15,065	13,999	14,284	12,983	14,071	14,548	14,801	15,399	14,417	15,429	15,669	15,382	15,649	15,980	16,584	17,063	17,082	15,686	13,613	15,412	16,225	16,584	17,555	18,843	18,155	17,717	19,803	20,640	20,470	21,064	21,861	23,037	23,147	23,727	24,220	24,921	23,776	25,426	25,085	26,101	24,629	23,953	24,762	22,554	22,520	20,634	22,556	21,690	19,683	21,261	22,412	21,108	22,524	21,988	22,683	22,964	23,071	24,629	25,476	25,031	23,854	23,278	25,452	26,708	27,081	28,543	29,458	28,205	29,533	30,510	30,954	31,688	32,366	32,139	34,209	33,255	34,313	33,713	31,762	31,573	33,589	35,290	36,074	36,833	38,110	38,932	39,027	39,030
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
DWS Index: MSCI ACWI Index
Account Value [Line Items]
Accumulated Value	10,000	9,397	9,332	10,024	10,172	10,185	10,123	10,559	10,595	10,660	10,479	10,558		10,786	11,081	11,392	11,532	11,711	11,970	12,024	12,360	12,408	12,647	12,910	13,160	13,372	14,127	13,533	13,244	13,370	13,387	13,314	13,716	13,824	13,884	12,843	13,031	12,113	13,070	13,419	13,588	14,047	13,214	14,079	14,120	13,785	14,075	14,460	14,813	15,335	15,166	13,941	12,059	13,350	13,931	14,376	15,137	16,063	15,545	15,167	17,037	17,828	17,747	18,158	18,643	19,458	19,761	20,021	20,159	20,664	19,810	20,821	20,320	21,133	20,095	19,576	20,000	18,399	18,420	16,868	18,046	17,381	15,717	16,666	17,958	17,252	18,488	17,958	18,512	18,778	18,577	19,656	20,375	19,806	18,987	18,416	20,116	21,082	21,206	22,116	22,810	22,057	22,953	23,464	23,843	24,448	25,016	24,455	25,369	24,769	25,600	25,446	24,441	24,669	26,087	27,258	27,628	28,310	29,336	29,992	29,989	30,302
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Accumulated Value	10,000	9,442	9,438	10,074	9,982	10,176	10,136	10,615	10,562	10,600	10,351	10,577		10,708	11,068	11,528	11,662	11,928	12,238	12,206	12,531	12,760	12,926	13,427	13,835	13,943	14,930	14,539	14,140	14,189	14,811	14,954	15,393	16,235	16,325	14,865	15,023	13,732	14,966	15,501	15,943	16,663	15,610	16,682	17,059	16,928	16,930	17,408	18,180	18,729	19,147	17,843	16,088	18,468	19,708	20,567	22,149	24,435	23,285	22,494	24,797	25,938	25,746	25,740	26,182	27,964	27,577	29,307	30,273	31,405	29,646	32,213	32,410	33,096	30,255	28,970	30,103	26,468	25,853	23,805	26,662	25,420	22,949	24,290	25,397	23,453	25,407	25,106	26,822	27,086	28,321	30,258	31,277	30,996	29,310	28,893	32,043	33,462	34,296	36,636	37,281	35,700	37,837	40,389	39,702	40,528	41,677	41,539	44,233	44,623	45,506	43,871	40,175	40,887	44,505	47,342	49,129	49,679	52,318	54,218	53,236	52,906
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Accumulated Value	10,000	9,187	9,009	9,603	9,982	9,823	9,335	9,826	9,985	10,082	10,105	10,043		10,502	10,761	10,835	11,138	11,371	11,635	11,670	12,060	11,985	12,355	12,450	12,562	12,754	13,443	12,804	12,496	12,881	12,322	12,166	12,515	12,060	12,310	11,492	11,428	10,870	11,597	11,790	11,730	12,003	11,308	11,911	11,643	11,165	11,704	12,126	12,174	12,618	12,162	11,011	9,060	9,545	9,835	10,186	10,206	10,803	10,307	9,892	11,766	12,287	12,191	12,772	13,202	13,454	13,919	13,599	13,566	13,719	13,467	13,682	12,859	13,625	13,767	13,580	13,670	12,979	13,298	11,974	12,224	11,811	10,752	11,446	12,704	12,864	13,857	13,663	13,628	14,067	13,309	14,058	14,697	14,261	14,140	13,518	14,589	15,302	15,292	15,320	15,988	15,824	16,448	15,990	16,739	17,168	17,412	16,594	16,466	16,172	16,997	17,631	18,042	18,773	19,527	19,866	19,917	21,057	21,334	21,496	22,081	23,004
DWS Index: S&P® Developed SmallCap Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,217	$ 9,247	$ 10,034	$ 10,262	$ 10,369	$ 10,175	$ 10,733	$ 10,752	$ 10,909	$ 10,504	$ 10,903		$ 11,159	$ 11,416	$ 11,671	$ 11,775	$ 11,996	$ 12,118	$ 12,310	$ 12,579	$ 12,570	$ 13,045	$ 13,230	$ 13,564	$ 13,759	$ 14,270	$ 13,684	$ 13,688	$ 13,795	$ 14,153	$ 14,083	$ 14,256	$ 14,641	$ 14,421	$ 12,961	$ 13,081	$ 11,860	$ 13,066	$ 13,584	$ 13,465	$ 13,905	$ 13,026	$ 13,835	$ 13,867	$ 13,409	$ 13,628	$ 14,007	$ 14,467	$ 14,960	$ 14,561	$ 13,225	$ 10,487	$ 11,898	$ 12,738	$ 13,072	$ 13,698	$ 14,421	$ 14,053	$ 14,015	$ 16,240	$ 17,384	$ 17,639	$ 18,524	$ 18,870	$ 19,640	$ 19,852	$ 19,953	$ 19,797	$ 20,275	$ 19,608	$ 20,302	$ 19,285	$ 20,022	$ 18,473	$ 18,522	$ 18,738	$ 17,274	$ 17,291	$ 15,517	$ 16,926	$ 16,428	$ 14,716	$ 15,918	$ 16,957	$ 16,356	$ 17,943	$ 17,501	$ 17,086	$ 17,021	$ 16,529	$ 17,646	$ 18,518	$ 17,819	$ 16,851	$ 15,823	$ 17,335	$ 18,957	$ 18,472	$ 19,134	$ 19,961	$ 18,892	$ 19,720	$ 19,344	$ 20,482	$ 20,572	$ 21,041	$ 20,558	$ 21,886	$ 20,595	$ 21,348	$ 20,661	$ 19,789	$ 19,876	$ 21,040	$ 22,003	$ 22,320	$ 23,270	$ 23,730	$ 23,776	$ 24,178	$ 24,401